Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2025 Fund - Fidelity Freedom 2025 Fund	May 30, 2024
Bar Chart Table:
Annual Return 2014	5.63%
Annual Return 2015	(0.16%)
Annual Return 2016	7.47%
Annual Return 2017	16.82%
Annual Return 2018	(5.87%)
Annual Return 2019	19.45%
Annual Return 2020	14.65%
Annual Return 2021	10.03%
Annual Return 2022	(16.65%)
Annual Return 2023	14.10%